UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Patriot Financial Partners GP, LP
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Address:    Cira Centre
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            2929 Arch Street, 27th Floor
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            Philadelphia, PA 19104-2868
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Form 13F File Number: 28-14646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:


Name:       W. Kirk Wycoff
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Title:      Managing Partner
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Phone:      (215) 399-4650
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Signature, Place, and Date of Signing:

      /s/W. Kirk Wycoff             Philadelphia, PA             May 1, 2012
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          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1
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Form 13F Information Table Entry Total:   11
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Form 13F Information Table Value Total:   $144,119
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                                          (thousands)

List of Other Included Managers:

Patriot Financial Partners GP, LLC

                           FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------------  ---------  --------  ----------  --- ---- ----------  -------- ---------------------
                                                            VALUE      SHRS OR   SH/ PUT/ INVESTMENT    OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION   MANAGER SOLE     SHARED NONE
------------------------------  --------------  ---------  --------  ----------  --- ---- ----------  -------- -------- ------ -----
1st United Bancorp, Inc.            Common      33740N105   13,882    2,294,583  SH         SOLE                 2,294,583  0    0
BNC Bancorp                         Common      05566T101      525       67,500  SH         SOLE                    67,500  0    0
Cape Bancorp, Inc.                  Common      139209100   10,354    1,297,605  SH         SOLE                 1,297,605  0    0
Cardinal Financial Corporation      Common      14149F109   17,210    1,523,055  SH         SOLE                 1,523,055  0    0
Central Valley Community
  Bancorp                           Common      155685100    8,285    1,142,862  SH         SOLE                 1,142,862  0    0
Guaranty Bancorp                    Common      40075T102   35,002   17,589,334  SH         SOLE                17,589,334  0    0
Heritage Commerce Corp              Common      426927109   16,685    2,595,000  SH         SOLE                 2,595,000  0    0
Heritage Oaks Bancorp               Common      42724R107   18,874    3,708,165  SH         SOLE                 3,708,165  0    0
Palmetto Bancshares, Inc.           Common      697062206   13,302    2,418,608  SH         SOLE                 2,418,608  0    0
Porter Bancorp, Inc.                Common      736233107    2,570    1,173,629  SH         SOLE                 1,173,629  0    0
Southern National Bancorp of
  Virginia, Inc.                    Common      843395104    7,425    1,100,000  SH         SOLE                  1,100,000 0    0